REVENUES - Disaggregation of Revenues (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Revenues	$ 15,239	$ 13,771	$ 13,267
Operating segments
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	13,963	13,062	12,511
Sales-type lease income	787	308	279
Other revenues	475	393	477
Revenues	15,225	13,763
Capacity arrangements and transportation | Operating segments
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	11,928	11,406	10,690
Power generation | Operating segments
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	236	266	427
Natural gas storage and other | Operating segments
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	1,799	1,390	1,394
Canadian Natural Gas Pipelines
Disaggregation of Revenue [Line Items]
Revenues	5,785	5,600	5,173
Canadian Natural Gas Pipelines | Operating segments
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	5,785	5,600	5,173
Sales-type lease income	0	0	0
Other revenues	0	0	0
Revenues	5,785	$ 5,600	5,173
Canadian Natural Gas Pipelines | Coastal GasLink
Disaggregation of Revenue [Line Items]
Ownership interest percentage		35.00%
Canadian Natural Gas Pipelines | Capacity arrangements and transportation | Operating segments
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	5,785	$ 5,586	5,141
Canadian Natural Gas Pipelines | Power generation | Operating segments
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	0	0	0
Canadian Natural Gas Pipelines | Natural gas storage and other | Operating segments
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	0	14	32
Canadian Natural Gas Pipelines | Coastal GasLink | Related party
Disaggregation of Revenue [Line Items]
Revenues		14	31
U.S. Natural Gas Pipelines
Disaggregation of Revenue [Line Items]
Revenues	7,145	6,339	6,229
U.S. Natural Gas Pipelines | Operating segments
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	6,839	6,251	5,981
Sales-type lease income	0	0	0
Other revenues	306	88	248
Revenues	7,145	6,339	6,229
U.S. Natural Gas Pipelines | Capacity arrangements and transportation | Operating segments
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	5,698	5,382	5,107
U.S. Natural Gas Pipelines | Power generation | Operating segments
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	0	0	0
U.S. Natural Gas Pipelines | Natural gas storage and other | Operating segments
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	1,141	869	874
Mexico Natural Gas Pipelines
Disaggregation of Revenue [Line Items]
Revenues	1,450	870	846
Mexico Natural Gas Pipelines | Operating segments
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	663	562	567
Sales-type lease income	$ 787	$ 308	279
Sales-Type Lease, Lease Income, Statement of Income or Comprehensive Income [Extensible Enumeration]	Revenues	Revenues
Other revenues	$ 0	$ 0	0
Revenues	1,450	870	846
Mexico Natural Gas Pipelines | Capacity arrangements and transportation | Operating segments
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	445	438	442
Mexico Natural Gas Pipelines | Power generation | Operating segments
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	0	0	0
Mexico Natural Gas Pipelines | Natural gas storage and other | Operating segments
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	218	124	125
Power and Energy Solutions
Disaggregation of Revenue [Line Items]
Revenues	845	954	1,019
Power and Energy Solutions | Operating segments
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	676	649	790
Sales-type lease income	0	0	0
Other revenues	169	305	229
Revenues	845	954	1,019
Power and Energy Solutions | Capacity arrangements and transportation | Operating segments
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	0	0	0
Power and Energy Solutions | Power generation | Operating segments
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	236	266	427
Power and Energy Solutions | Natural gas storage and other | Operating segments
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	440	383	363
Corporate
Disaggregation of Revenue [Line Items]
Other revenues	14	8
Revenues	14	8
Corporate | South Bow Canadian Infrastructure Holdings Ltd
Disaggregation of Revenue [Line Items]
Other revenues		7
TGNH | Non-lease components
Disaggregation of Revenue [Line Items]
Revenues	$ 192	$ 98	$ 97